Gold Inventories	6 Months Ended
Jun. 30, 2011
Gold Inventories
Gold Inventories

4. Gold inventories:

Gold inventories are carried at the lower of weighted average cost or net realizable value less estimated costs of completion, and this calculation is performed at the end of every fiscal quarter.

Gold inventories consisted of the following categories:

	June 30,	December 31,
	2011	2010
Ore stockpile	$ 1,198,700	$ 428,900
Leach pad	9,780,800	9,239,300
Process plant and refinery	1,995,000	1,560,400

Total gold inventories	$ 12,974,500	$ 11,228,600

Lower of cost or market adjustments	$ -	$ -